Property and Equipment, Net (Details) - Schedule of composition of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 106	$ 64
Accumulated depreciation	58	35
Depreciated cost	48	29
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	103	62
Accumulated depreciation	56	35
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3	2
Accumulated depreciation	$ 2